Note 4 - Loans Receivable - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 4 - Loans Receivable - 10Q [Line Items]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.       LOANS RECEIVABLE

Loans receivable consisted of the following at June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Real estate:
One- to four-family residential	$139,137	$157,936
Multifamily residential	19,775	20,790
Nonfarm nonresidential	150,942	138,014
Construction and land development	14,243	14,551
Commercial	15,912	16,083
Consumer	4,996	5,818
Total loans receivable	345,005	353,192
Unearned discounts and net deferred loan costs	(125)	(188)
Allowance for loan and lease losses	(13,249)	(15,676)

Loans receivable—net	$331,631	$337,328

Mortgage loans serviced for others are not included in the accompanying consolidated statements of financial condition. The unpaid principal balances of such loans at June 30, 2013 and December 31, 2012 were $4.1 million and $8.7 million, respectively. Servicing loans for others generally consists of collecting payments, maintaining escrow accounts, if applicable, disbursing payments to investors, and foreclosure processing. Servicing income for the three and six months ended June 30, 2013 and 2012 was not material.

As of June 30, 2013 and December 31, 2012, qualifying loans collateralized by first lien one- to four-family mortgages with balances totaling approximately $56.6 million and $67.3 million, respectively, were held in custody by the Federal Home Loan Bank of Dallas (“FHLB”) and were pledged for outstanding advances or available for future advances.

The FHLB has custody and endorsement of the loans that collateralize the Bank’s outstanding borrowings with the FHLB.  Qualifying loans (i) must not be 90 days or more past due; (ii) must not have been in default within the most recent twelve-month period, unless such default has been cured in a manner acceptable to the FHLB; (iii) must relate to real property that is covered by fire and hazard insurance in an amount at least sufficient to discharge the mortgage loan in case of loss and as to which all real estate taxes are current; (iv) must not have been classified as substandard, doubtful, or loss by the Bank or its regulatory authority; and (v) must not secure the indebtedness to any director, officer, employee, attorney, or agent of the Bank or of any FHLB.  The FHLB currently allows an aggregate lendable value on the qualifying loans of approximately 90% of the collateral value of loans pledged to the FHLB.

As of June 30, 2013 and December 31, 2012, qualifying loans collateralized by commercial real estate with balances of $8.7 million and $9.4 million, respectively, were pledged at the FRB and available for future borrowings. The Bank uses qualifying investment securities and qualifying commercial real estate loans as collateral for the discount window. No FRB borrowings were outstanding at June 30, 2013.

The following tables present age analyses of loans, including both accruing and nonaccrual loans, as of the dates indicated (in thousands):

June 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$1,697	$3,636	$133,804	$139,137
Multifamily residential	--	--	19,775	19,775
Nonfarm nonresidential	--	2,483	148,459	150,942
Construction and land development	140	2,649	11,454	14,243
Commercial	--	22	15,890	15,912
Consumer	23	6	4,967	4,996
Total (1)	$1,860	$8,796	$334,349	$345,005

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$7,411	$3,982	$146,543	$157,936
Multifamily residential	3,459	--	17,331	20,790
Nonfarm nonresidential	--	4,523	133,491	138,014
Construction and land development	241	3,145	11,165	14,551
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total	$11,467	$12,077	$329,648	$353,192

(1)	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

There were no loans over 90 days past due and still accruing at June 30, 2013 or December 31, 2012. Restructured loans totaled $2.5 million and $9.2 million as of June 30, 2013 and December 31, 2012, respectively, with $ 2.2 million and $3.4 million of such restructured loans on nonaccrual status at June 30, 2013 and December 31, 2012, respectively.

The following table presents age analyses of nonaccrual loans as of the dates indicated (in thousands):

June 30, 2013	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$--	$3,636	$2,213	$5,849
Multifamily residential	--	--	--	--
Nonfarm nonresidential	--	2,483	1,875	4,358
Construction and land development	--	2,649	832	3,481
Commercial	--	22	6	28
Consumer	5	6	--	11
Total	$5	$8,796	$4,926	$13,727

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,070	$3,982	$1,975	$7,027
Multifamily residential	--	--	--	--
Nonfarm nonresidential	--	4,523	2,713	7,236
Construction and land development	241	3,145	747	4,133
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824

The following tables summarize information pertaining to impaired loans as of June 30, 2013 and December 31, 2012 and for the three and six months ended June 30, 2013 and 2012 (in thousands):

	June 30, 2013			December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Unpaid Principal Balance	Recorded Investment	Valuation Allowance
Impaired loans with a valuation allowance:
One- to four-family residential	$2,730	$2,328	$402	$1,424	$1,149	$275
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	3,256	2,215	1,041	3,596	2,817	778
Construction and land development	2,275	1,814	461	737	607	130
Commercial	1	--	1	380	--	380
Consumer	5	--	5	5	4	2
	8,267	6,357	1,910	6,142	4,577	1,565

Impaired loans without a valuation allowance:
One- to four-family residential	3,389	3,389	--	6,718	6,718	--
Multifamily residential	--	--	--	3,459	3,459	--
Nonfarm nonresidential	1,102	1,102	--	4,876	4,876	--
Construction and land development	1,206	1,206	--	3,396	3,396	--
Commercial	27	27	--	22	22	--
Consumer	6	6	--	27	27	--
	5,730	5,730	--	18,498	18,498	--
Total impaired loans	$13,997	$12,087	$1,910	$24,640	$23,075	$1,565

	Three and Six Months Ended June 30, 2013
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Six Months)	(Three Months)	(Six Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$2,403	$1,985	$2	$5
Multifamily residential	1,479	986	--	--
Nonfarm nonresidential	2,165	2,382	--	--
Construction and land development	1,560	1,242	--	--
Commercial	--	--	--	--
Consumer	--	1	--	--
	7,607	6,596	2	5

Impaired loans without a valuation allowance:
One- to four-family residential	4,063	4,948	--	--
Multifamily residential	--	1,153	--	--
Nonfarm nonresidential	2,160	3,065	--	--
Construction and land development	1,604	2,201	--	--
Commercial	24	23	--	--
Consumer	16	19	--	--
	7,867	11,409	--	--
Total impaired loans	$15,474	$18,005	$2	$5

Interest based on original terms			$353	$488

Interest income recognized on a cash basis on impaired loans			$--	$--

	Three and Six Months Ended June 30, 2012
	Average Recorded Investment	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized
	(Three Months)	(Six Months)	(Three Months)	(Six Months)
Impaired loans with a valuation allowance:
One- to four-family residential	$2,817	$2,791	$6	$--
Multifamily residential	--	752	--	--
Nonfarm nonresidential	2,791	2,668	17	40
Construction and land development	1,958	1,520	--	9
Commercial	--	--	--	--
Consumer	--	8	--	--
	7,566	7,739	23	49

Impaired loans without a valuation allowance:
One- to four-family residential	6,727	8,080	25	57
Multifamily residential	2,026	3,076	3	7
Nonfarm nonresidential	6,320	7,192	31	84
Construction and land development	4,121	3,667	22	89
Commercial	443	319	--	--
Consumer	73	65	--	1
	19,710	22,399	81	238
Total impaired loans	$27,276	$30,138	$104	$287

Interest based on original terms			$430	$856

Interest income recognized on a cash basis on impaired loans			$107	$203

Credit Quality Indicators. As part of its on-going monitoring of the credit quality of the loan portfolio, the Bank assigns loans into risk categories based on the ability of borrowers to service their debt as determined by available and relevant information such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Bank assigns a credit risk rating to certain non-homogeneous loans over $250,000 on at least an annual basis. Homogeneous loans and non-homogeneous loans under $250,000 are generally not risk rated. The Bank uses the following definitions for risk ratings:

Pass (Grades 1 to 5). Loans rated as pass generally meet or exceed normal credit standards and are rated on a scale from 1 to 5, with 1 being the highest quality loan and 5 being a pass/watch loan. Factors influencing the level of pass grade include repayment source and strength, collateral value, borrower cash flows, existence of and strength of guarantors, industry/business sector, financial trends, performance history, etc.

Special Mention (Grade 6). Loans rated as special mention, while still adequately protected by the borrower’s repayment capability, exhibit distinct weakening trends. If left unchecked or uncorrected, these potential weaknesses may result in deteriorated prospects of repayment. These exposures require management’s close attention so as to avoid becoming adversely classified credits.

Substandard (Grade 7). Loans rated as substandard are inadequately protected by the current sound net worth and paying capacity of the borrower or the collateral pledged, if any. These assets must have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful (Grade 8). Loans rated as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss (Grade 9). Loans rated as a loss are considered uncollectible and of such little value that continuance as an asset is not warranted. A loss classification does not mean that an asset has no recovery or salvage value, but that it is not practical or desirable to defer writing off all or a portion of the asset, even though partial recovery could occur in the future.

Based on analyses performed at June 30, 2013 and December 31, 2012, the risk categories of loans are as follows:

	June 30, 2013
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$30,704	$2,969	$9,264	$96,200	$139,137
Multifamily residential	19,764	--	--	11	19,775
Nonfarm nonresidential	140,612	5,129	4,374	827	150,942
Construction and land development	6,020	392	4,242	3,589	14,243
Commercial	15,420	--	364	128	15,912
Consumer	155	--	26	4,815	4,996
Total (1)	$212,675	$8,490	$18,270	$105,570	$345,005

	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$30,216	$3,698	$12,993	$111,029	$157,936
Multifamily residential	16,695	--	4,078	17	20,790
Nonfarm nonresidential	117,604	7,445	12,045	920	138,014
Construction and land development	5,298	867	4,934	3,452	14,551
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total (1)	$185,099	$12,350	$34,520	$121,223	$353,192

(1)	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

As of June 30, 2013 and December 31, 2012, the Bank did not have any loans categorized as subprime or classified as doubtful or loss.

Troubled Debt Restructurings. Troubled debt restructurings (“TDRs”) are loans where the contractual terms have been modified and both of the following conditions exist: (i) the borrower is experiencing financial difficulty and (ii) the restructuring constitutes a concession that the Bank would not otherwise make. The Bank assesses all loan modifications to determine if the modifications constitute a TDR. Restructurings resulting in an insignificant delay in payment are not considered to be TDRs. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All TDRs are considered impaired loans. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The following table summarizes TDRs as of June 30, 2013 and December 31, 2012: (dollars in thousands)

June 30, 2013	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	2	$270	11	$691	13	$961
Multifamily residential	--	--	--	--	--	--
Nonfarm nonresidential	--	--	3	583	3	583
Construction and land development	--	--	5	956	5	956
Consumer	--	--	1	5	1	5

Total	2	$270	20	$2,235	22	$2,505

December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	12	$1,115	9	$1,461	21	$2,576
Multifamily residential	1	3,459	--	--	1	3,459
Nonfarm nonresidential	1	1,235	3	606	4	1,841
Construction and land development	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198

The Bank restructured one loan as a TDR during the six months ended June 30, 2013 in the amount of $6,000. The Bank did not restructure any loans receivable that were TDRs during the three months ended June 30, 2013 or for the three and six months ended June 30, 2012.

The Bank had no loans receivable for which a payment default occurred during the three or six months ended June 30, 2013 or 2012 and that had been modified as a TDR within 12 months or less of the payment default.

6.       LOANS RECEIVABLE

Loans receivable consisted of the following at December 31 (in thousands):

	2012	2011

Mortgage loans:
One- to four-family residential	$149,484	$183,158
Home equity and second mortgage	8,452	12,502
Multifamily	20,790	20,476
Commercial real estate	138,014	95,920
One- to four-family construction	803	1,724
Other construction and land	13,748	23,288
Total mortgage loans	331,291	337,068

Commercial loans	16,083	7,603
Consumer loans:
Automobile	1,757	2,536
Other	4,061	5,479
Total consumer loans	5,818	8,015
Total loans receivable	353,192	352,686

Unearned discounts and net deferred loan costs	(188)	(415)
Allowance for loan and lease losses	(15,676)	(20,818)

Loans receivable—net	$337,328	$331,453

Mortgage loans serviced for others are not included in the accompanying consolidated statements of financial condition. The unpaid principal balances of such loans at December 31, 2012 and 2011 were $8.7 million and $13.4 million, respectively. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors, and foreclosure processing. Servicing income for the years ended December 31, 2012 and 2011 was $7,000 and $24,000, respectively.

As of December 31, 2012 and 2011, qualifying loans collateralized by first lien one- to four-family mortgages with balances totaling approximately $67.3 million and $85.9 million, respectively, were held in custody by the Federal Home Loan Bank of Dallas (“FHLB”) and were pledged for outstanding advances or available for future advances.

The FHLB has custody and endorsement of the loans that collateralize our outstanding borrowings with the FHLB.  Qualifying loans (i) must not be 90 days or more past due; (ii) must not have been in default within the most recent twelve-month period, unless such default has been cured in a manner acceptable to the FHLB; (iii) must relate to real property that is covered by fire and hazard insurance in an amount at least sufficient to discharge the mortgage loan in case of loss and as to which all real estate taxes are current; (iv) must not have been classified as substandard, doubtful, or loss by the Bank’s regulatory authority or the Bank; and (v) must not secure the indebtedness to any director, officer, employee, attorney, or agent of the Bank or of any FHLB.  The FHLB currently allows an aggregate lendable value on the qualifying loans of approximately 90% of the collateral value of loans pledged to the FHLB.

As of December 31, 2012 and 2011, qualifying loans collateralized by commercial real estate with balances of $9.4 million and $12.3 million, respectively, were pledged at the FRB. The Bank uses qualifying investment securities and qualifying commercial real estate loans as collateral for the discount window and was, prior to October 9, 2012, required to pledge collateral to secure account transaction settlements. On October 9, 2012, the Bank was notified by the FRB that the Bank is no longer required to pledge collateral to secure account transaction settlements and that the Bank is eligible for primary credit from the Federal Reserve Discount Window as a result of improvement in the Bank’s financial condition.

Age analyses of loans as of December 31, 2012 and 2011, including both accruing and nonaccrual loans, are presented below (in thousands):

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$7,337	$3,805	$138,342	$149,484
Home equity and second mortgage	74	177	8,201	8,452
Multifamily residential	3,459	--	17,331	20,790
Commercial real estate	--	4,523	133,491	138,014
One- to four-family construction	--	130	673	803
Other construction and land	241	3,015	10,492	13,748
Commercial	341	402	15,340	16,083
Consumer	15	25	5,778	5,818
Total (1)	$11,467	$12,077	$329,648	$353,192

December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total (1)

One- to four-family residential	$8,319	$5,604	$169,235	$183,158
Home equity and second mortgage	126	437	11,939	12,502
Multifamily residential	31	--	20,445	20,476
Commercial real estate	1,371	4,752	89,797	95,920
One- to four-family construction	--	--	1,724	1,724
Other construction and land	191	1,344	21,753	23,288
Commercial	--	388	7,215	7,603
Consumer	23	5	7,987	8,015
Total (1)	$10,061	$12,530	$330,095	$352,686

(2)	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

There was one loan over 90 days past due and still accruing at December 31, 2011 totaling $388,000 and no such loans at December 31, 2012. Restructured loans totaled $9.2 million and $13.9 million as of December 31, 2012 and 2011, respectively, with $3.4 million and $8.7 million of such restructured loans on nonaccrual status at December 31, 2012 and 2011, respectively.

The following table presents age analyses of nonaccrual loans as of December 31, 2012 and 2011 (in thousands):

December 31, 2012	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,046	$3,805	$1,795	$6,646
Home equity and second mortgage	24	177	180	381
Multifamily residential	--	--	--	--
Commercial real estate	--	4,523	2,713	7,236
One- to four-family construction	--	130	--	130
Other construction and land	241	3,015	747	4,003
Commercial	--	402	--	402
Consumer	1	25	--	26
Total	$1,312	$12,077	$5,435	$18,824

December 31, 2011	30-89 Days Past Due	90 Days or More Past Due	Current	Total

One- to four-family residential	$1,870	$5,604	$4,262	$11,736
Home equity and second mortgage	57	437	270	764
Multifamily residential	--	--	4,645	4,645
Commercial real estate	203	4,752	8,283	13,238
Other construction and land	164	1,344	1,893	3,401
Commercial	--	--	72	72
Consumer	--	5	93	98
Total	$2,294	$12,142	$19,518	$33,954

The following tables summarize information pertaining to impaired loans as of December 31, 2012 and 2011 and for the years then ended (in thousands):

	December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$1,343	$1,136	$207	$2,142	$37
Home equity and second mortgage	81	13	68	20	2
Multifamily residential	--	--	--	451	--
Commercial real estate	3,596	2,817	778	2,440	119
Other construction and land	737	607	130	1,127	--
Commercial	380	--	380	46	--
Consumer	5	4	2	6	--
	6,142	4,577	1,565	6,232	158

Impaired loans without a valuation allowance:
One- to four-family residential	6,399	6,399	--	7,175	69
Home equity and second mortgage	319	319	--	488	4
Multifamily residential	3,459	3,459	--	3,230	166
Commercial real estate	4,876	4,876	--	6,443	98
One- to four-family construction	130	130	--	76	--
Other construction and land	3,266	3,266	--	3,630	22
Commercial	22	22	--	200	--
Consumer	27	27	--	50	1
	18,498	18,498	--	21,292	360
Total impaired loans	$24,640	$23,075	$1,565	$27,524	$518

Interest based on original terms					$1,547

Interest income recognized on a cash basis on impaired loans					$203

	December 31, 2011
	Unpaid Principal Balance	Recorded Investment	Valuation Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a valuation allowance:
One- to four-family residential	$3,019	$2,714	$305	$3,734	$52
Home equity and second mortgage	108	27	81	158	3
Multifamily residential	2,958	2,255	703	4,425	--
Commercial real estate	4,301	2,422	1,879	2,290	3
One- to four-family construction	--	--	--	2	--
Other construction and land	925	645	280	3,192	12
Commercial	--	--	--	129	--
Consumer	70	25	45	16	--
	11,381	8,088	3,293	13,946	70

Impaired loans without a valuationallowance:
One- to four-family residential	10,066	10,066	--	16,911	255
Home equity and second mortgage	723	723	--	801	33
Multifamily residential	5,175	5,175	--	4,171	18
Commercial real estate	8,937	8,937	--	10,710	282
One- to four-family construction	--	--	--	--	--
Other construction and land	2,758	2,758	--	3,156	50
Commercial	72	72	--	336	5
Consumer	49	49	--	83	2
	27,780	27,780	--	36,168	645
Total impaired loans	$39,161	$35,868	$3,293	$50,114	$715

Interest based on original terms					$2,272

Interest income recognized on a cash basis on impaired loans					$320

Credit Quality Indicators. As part of the on-going monitoring of the credit quality of the Bank’s loan portfolio, the Bank categorizes loans into risk categories based on available and relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Bank analyzes loans individually by assigning a credit risk rating to loans on at least an annual basis for non-homogeneous loans over $250,000. The Bank uses the following definitions for risk ratings:

Pass (Grades 1 to 5). Loans rated as pass generally meet or exceed normal credit standards and are rated on a scale from 1 to 5, with 1 being the highest quality loan and 5 being a pass/watch loan. Factors influencing the level of pass grade include repayment source and strength, collateral, borrower cash flows, existence of and strength of guarantors, industry/business sector, financial trends, performance history, etc.

Special Mention (Grade 6). Loans rated as special mention, while still adequately protected by the borrower’s repayment capability, exhibit distinct weakening trends. If left unchecked or uncorrected, these potential weaknesses may result in deteriorated prospects of repayment. These exposures require management’s close attention so as to avoid becoming adversely classified credits.

Substandard (Grade 7). Loans rated as substandard are inadequately protected by the current sound net worth and paying capacity of the borrower or the collateral pledged, if any. These assets must have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful (Grade 8). Loans rated as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss (Grade 9). Loans rated as a loss are considered uncollectible and of such little value that continuance as an asset is not warranted. A loss classification does not mean that an asset has no recovery or salvage value, but that it is not practical or desirable to defer writing off or reserving all or a portion of the asset, even though partial recovery may be effected in the future.

Based on analyses performed at December 31, 2012 and December 31, 2011, the risk categories of loans are as follows:

	December 31, 2012
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$29,480	$3,667	$12,222	$104,115	$149,484
Home equity and second mortgage	736	31	771	6,914	8,452
Multifamily residential	16,695	--	4,078	17	20,790
Commercial real estate	117,604	7,445	12,045	920	138,014
One- to four-family construction	108	465	130	100	803
Other construction and land	5,190	402	4,804	3,352	13,748
Commercial	15,127	340	425	191	16,083
Consumer	159	--	45	5,614	5,818
Total (1)	$185,099	$12,350	$34,520	$121,223	$353,192

	December 31, 2011
	Pass	Special Mention	Substandard	Not Rated	Total (1)
One- to four-family residential	$24,300	$13,888	$27,877	$117,093	$183,158
Home equity and second mortgage	558	487	1,569	9,888	12,502
Multifamily residential	4,736	6,655	6,203	2,882	20,476
Commercial real estate	55,997	9,174	29,020	1,729	95,920
One- to four-family construction	--	--	905	819	1,724
Other construction and land	9,365	2,908	8,684	2,331	23,288
Commercial	5,579	1,105	521	398	7,603
Consumer	626	13	191	7,185	8,015
Total (1)	$101,161	$34,230	$74,970	$142,325	$352,686

(2)	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.

As of December 31, 2012 and December 31, 2011, the Bank did not have any loans categorized as subprime or classified as doubtful or loss.

Troubled Debt Restructurings. Troubled debt restructurings (“TDRs”) are loans where the contractual terms on the loan have been modified and both of the following conditions exist: (i) the borrower is experiencing financial difficulty and (ii) the restructuring constitutes a concession that the Bank would not otherwise make. The Bank assesses all loan modifications to determine if the modifications constitute a TDR. Restructurings resulting in an insignificant delay in payment are not considered to be TDRs. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All TDRs are considered impaired loans. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The following table summarizes TDRs as of December 31, 2012 and December 31, 2011: (dollars in thousands)

December 31, 2012	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	11	$1,096	6	$1,391	17	$2,487
Home equity and second mortgage	1	19	3	70	4	89
Multifamily residential	1	3,459	--	--	1	3,459
Commercial real estate	1	1,235	3	606	4	1,841
Other construction and land	--	--	6	1,315	6	1,315
Consumer	3	7	--	--	3	7

Total	17	$5,816	18	$3,382	35	$9,198

December 31, 2011	Number of Accruing TDR Loans	Balance	Number of Nonaccrual TDR Loans	Balance	Total Number of TDR Loans	Total Balance
One- to four-family residential	15	$1,349	11	$1,134	26	$2,483
Home equity and second mortgage	3	68	4	133	7	201
Multifamily residential	1	3,488	1	1,399	2	4,887
Commercial real estate	--	--	6	4,759	6	4,759
Other construction and land	5	282	4	1,242	9	1,524
Consumer	7	20	--	--	7	20

Total	31	$5,207	26	$8,667	57	$13,874

Loans receivable that were restructured as TDRs during the years ended December 31, 2012 and 2011 were as follows: (dollars in thousands)

	Year Ended December 31, 2012
			Balance at	Nature of Modification
	Number of Loans	Balance Prior to TDR	December 31, 2012	Payment Term (1)	Other
One- to four-family residential	1	$880	$875	$880	$--	-
Commercial real estate	1	164	166	164	--

Total	2	$1,044	$1,041	$1,044	$--

	Year Ended December 31, 2011
			Balance at	Nature of Modification
	Number of Loans	Balance Prior to TDR	December 31, 2011	Payment Term (1)	Other
One- to four-family residential	4	$567	$253	$100	$467	(3)
Home equity and second mortgage	2	78	76	19	59	(3)
Commercial real estate	2	1,471	1,495	200	1,271	(2)
Other construction and land	2	96	95	--	96	(3)
Commercial	1	54	--	--	54	(4)
Consumer	1	3	2	3	--

Total	12	$2,269	$1,921	$322	$1,947

(1)	Concessions represent skipped payments/maturity date extensions or amortization term extensions.

(2)	Concession represents payment of delinquent property taxes.

(3)	Modification to interest only payments for a period of time.

(4)	Debt consolidation.

The following tables present loans receivable for which a payment default occurred during the years ended December 31, 2012 and 2011, and that had been modified as a TDR within 12 months or less of the payment default. A payment default is defined as a payment received more than 90 days after its due date. (dollars in thousands)

	Year Ended December 31, 2012
	Number of Loans	Unpaid Principal Balance at December 31, 2012	Charge-offs	Transfers to REO

Home equity and second mortgage	1	$53	$--	$--

Total	1	$53	$--	$--

	Year Ended December 31, 2011
	Number of Loans	Unpaid Principal Balance at December 31, 2011	Charge-offs	Transfers to REO
One- to four-family residential	7	$142	$163	$840
Home equity and second mortgage	3	51	137	--
Multifamily residential	1	--	962	718
Commercial real estate	1	409	--	--
Other construction and land	2	318	--	45
Commercial	1	--	98	--
Consumer	2	--	67	--

Total	17	$920	$1,427	$1,603

Accrued Interest Receivable [Member]
Note 4 - Loans Receivable - 10Q [Line Items]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

8.       ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consisted of the following at December 31 (in thousands):

	2012	2011

Loans	$1,083	$1,085
Investment securities	362	395
Deposits in banks	56	36

Total	$1,501	$1,516